CLOSED BLOCKS	12 Months Ended
Dec. 31, 2011
Closed Blocks [Abstract]
CLOSED BLOCKS

5)       CLOSED BLOCK

Summarized financial information for the AXA Equitable Closed Block is as follows:

	December 31,
	2011	2010

	(In Millions)

CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders’ account balances and other	$8,121	$8,272
Policyholder dividend obligation	260	119
Other liabilities	86	142
Total Closed Block liabilities	8,467	8,533

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of
$5,342 and $5,416)	5,686	5,605
Mortgage loans on real estate	1,205	981
Policy loans	1,061	1,119
Cash and other invested assets	30	281
Other assets	207	245
Total assets designated to the Closed Block	8,189	8,231

Excess of Closed Block liabilities over assets designated to the Closed Block	278	302

Amounts included in accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of deferred income tax
(expense) benefit of $(33) and $(28) and policyholder
dividend obligation of $(260) and $(119)	62	53

Maximum Future Earnings To Be Recognized From Closed Block
Assets and Liabilities	$340	$355

AXA Equitable's Closed Block revenues and expenses follow:

	2011	2010	2009

	(In Millions)

REVENUES:
Premiums and other income	$354	$365	$382
Investment income (loss) (net of investment expenses of $0, $0 and $1)	438	468	482
Investment gains (losses), net:
Total Other-than-temporary impairment losses	(12)	(31)	(10)
Portion of loss recognized in other comprehensive income (loss)	-	1	-
Net impairment losses recognized	(12)	(30)	(10)
Other investment gains (losses), net	2	7	-
Total investment gains (losses), net	(10)	(23)	(10)
Total revenues	782	810	854

BENEFITS AND OTHER DEDUCTIONS:
Policyholders’ benefits and dividends	757	776	812
Other operating costs and expenses	2	2	2
Total benefits and other deductions	759	778	814

Net revenues, before income taxes	23	32	40
Income tax (expense) benefit	(8)	(11)	(14)
Net Revenues	$15	$21	$26

A reconciliation of AXA Equitable's policyholder dividend obligation follows:

	December 31,
	2011	2010

	(In Millions)

Balances, beginning of year	$119	$-
Unrealized investment gains (losses)	141	119
Balances, End of year	$260	$119

Impaired mortgage loans along with the related investment valuation allowances follows:

	December 31,
	2011	2010

	(In Millions)

Impaired mortgage loans with investment valuation allowances	$61	$62
Impaired mortgage loans without investment valuation allowances	2	3
Recorded investment in impaired mortgage loans	63	65
Investment valuation allowances	(9)	(7)
Net Impaired Mortgage Loans	$54	$58

During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.